Loss before income tax (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2025	2024
Revenue
Product sales, net		48,685	—
Royalty revenue		2,657	3,156
Total Revenue		51,342	3,156

Cost of revenues
Cost of inventories		(4,522)	—
Amortization of currently marketed intangible assets		(3,082)	—
Total Cost of revenues		(7,604)	—

Clinical trial and research & development(1)		(12,952)	(2,667)
Manufacturing production & development		(15,897)	16,686
Commercialization(1)		(9,124)	(631)

Employee benefits
Salaries and employee benefits		(12,077)	(10,139)
Defined contribution superannuation expenses		(263)	(199)
Equity settled share-based payment transactions(2)		(9,102)	(15,172)
Total Employee benefits		(21,442)	(25,510)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(162)	(171)
Right of use asset depreciation		(1,056)	(1,006)
Intellectual property amortization		(9)	(906)
Total Depreciation and amortization of non-current assets		(1,227)	(2,083)

Other Selling, general and administration
Overheads & administration		(5,402)	(4,183)
Consultancy		(2,382)	(848)
Legal, patent and other professional fees		(4,522)	(2,440)
Intellectual property expenses (excluding the amount amortized above)		(1,755)	(1,421)
Total Other Selling, general and administration		(14,061)	(8,892)

Fair value remeasurement of contingent consideration
Remeasurement of financial derivative		8,044	—
Remeasurement of contingent consideration		(403)	(4,303)
Total Fair value remeasurement of contingent consideration	5(e)(iii)	7,641	(4,303)

Fair value remeasurement of warrant liability
Remeasurement of warrant liability		(4,498)	(11,978)
Total Fair value remeasurement of warrant liability	5(e)(vi)	(4,498)	(11,978)

Other operating income and expenses
Interest income		2,646	435
Foreign exchange gains/(losses)		571	(630)
Foreign withholding tax paid		—	(480)
Government grant income		—	2
Total Other operating income and expenses		3,217	(673)

Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,822)	(31)
Facility Fee	(2,002)	(106)
Interest expense	(11,288)	(10,690)
Total Finance costs	(15,112)	(10,827)

Total loss before income tax	(39,717)	(47,722)

(1)    Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. With the commercialization of Ryoncil®, the Group identified an opportunity to enhance the presentation of Research and development, Manufacturing commercialization and Management and administration expenses. The Group considered that Manufacturing commercialization can be split to recognize components that relate to manufacturing and commercialization for unapproved products which are now recorded within Research and development, and commercialization expenses for Ryoncil® which are now recorded within Selling, general and administration. The Group have updated and split these line items in the Condensed Consolidated Income Statement to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the six months ended December 31, 2024.

The impact of the reclassification of the prior period financial statements is summarized below:

	Six Months Ended December 31,
	2024
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change
Research & development	(20,649)	(5,085)	15,564
Manufacturing commercialization	14,740	—	(14,740)
Management and administration	(17,188)	—	17,188
Selling, general and administration	—	(18,012)	(18,012)

(2)    Share-based payment transactions

For the six months ended December 31, 2025 and 2024, the share-based payment transactions have been reflected in the Condensed Consolidated Income Statement functional expense categories as follows:

	Six Months Ended December 31,
(in U.S. dollars)	2025	2024
Research and development	5,025,628	8,841,790
Selling, general and administration	4,075,913	6,330,095
Equity settled share-based payment transactions	9,101,541	15,171,885